EQUITY FUNDS | HSBC Growth Fund
HSBC Growth Fund

HSBC FUNDS
HSBC Growth Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 4 of the Prospectus relating to Class C Shares of the HSBC Growth Fund is deleted and replaced with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
EQUITY FUNDS HSBC Growth Fund Class C Shares	298	614	1,056	1,829

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
EQUITY FUNDS HSBC Growth Fund Class C Shares	198	614	1,056	1,829

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE